Personnel	12 Months Ended
Dec. 31, 2017
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Personnel

NOTE 25 — PERSONNEL

The analysis of personnel is as follows:

	Year ended December 31,
	2017	2016	2015
Personnel employed under French contracts	1,306	1,393	1,742
Personnel employed under local contracts	3,960	4,373	5,535

Total	5,266	5,766	7,277

Including field staff of:	498	547	992

The total cost of personnel employed was US$561.2 million in 2017, US$653.5 million in 2016 and US$810.2 million in 2015.